Application of new and revised International Financial Reporting Standards ("IFRSs")	12 Months Ended
Dec. 31, 2018
Application of new and revised International Financial Reporting Standards ("IFRSs")
Application of new and revised International Financial Reporting Standards ("IFRSs")

2.          Application of new and revised International Financial Reporting Standards (“IFRSs”)

NEW AND REVISED IFRSs THAT ARE MANDATORILY EFFECTIVE FOR THE YEAR ENDED

DECEMBER 31, 2018

IFRS 9 Financial Instruments

IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The adoption of IFRS 9 Financial Instruments from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated.

On January 1, 2018 (the date of initial application of IFRS 9), the Group’s management has assessed which business models apply to the financial assets held by the Group and has classified its financial instruments into the appropriate IFRS 9 categories.

(i)	Classification and measurement
(1)	Reclassification from available-for-sale to fair value through profit or loss (“FVPL“)

The group elected to present in profit or loss changes in the fair value of all its equity investments previously classified as available-for-sale, because these investments are held as long-term strategic investments that are not expected to be sold in the short to medium term. As a result, assets with a fair value of fair US$24.8 million were reclassified from available-for-sale financial assets to financial assets at FVPL on January 1, 2018.

Related gains of US$16.5 million were transferred from reserves to retained earnings on January 1, 2018. For the year ended December 31, 2018, net fair value gains of US$2.0 million relating to these investments were recognized in profit or loss.

(2)	Reclassification from other financial assets to FVPL

Certain investments in financial products sold by banks were reclassified from other financial assets to financial assets at FVPL (US$117.9 million as at January 1, 2018). They do not meet the IFRS 9 criteria for classification at amortized cost, because their cash flows do not represent solely payments of principal and interest.

(3)	Reclassification from other financial assets to amortized cost

Certain investments in over 3 months bank deposits were reclassified from other financial assets to amortized cost (US$559.0 million as at January 1, 2018). At the date of initial application the Group’s business model is to hold these investments for collection of contractual cash flows, and the cash flows represent solely payments of principal and interest on the principal amount. There was no impact on retained earnings at January 1, 2018.

(ii)	Impairment of financial assets

The Group has the following types of financial assets subject to IFRS 9 new expected credit loss model:

• Trade receivables; and

• Other financial assets at amortized cost

For trade receivable, the Group applies the simplified approach for expected credit losses prescribed by IFRS 9. Based on the assessments performed by management, the changes in the loss allowance for trade receivables are insignificant.

Impairment on other financial assets at amortized cost is measured as either 12-month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since the initial recognition. Based on the assessments performed by management, the changes in the loss allowance for other financial assets at amortized cost are insignificant.

IFRS 15 Revenue from Contracts with Customers

The new IFRS 15 standard establishes a single revenue recognition framework. The core principle of the framework is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. IFRS 15 supersedes existing revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

IFRS 15 requires the application of a 5 steps approach to revenue recognition:

• Step 1: Identify the contract(s) with a customer

• Step 2: Identify the performance obligations in the contract

• Step 3: Determine the transaction price

• Step 4: Allocate the transaction price to each performance obligation

• Step 5: Recognize revenue when each performance obligation is satisfied

IFRS 15 includes specific guidance on particular revenue related topics that may change the current approach taken under IFRS. The standard also significantly enhances the qualitative and quantitative disclosures related to revenue.

The standard permits either a full retrospective method to each prior reporting period presented or a modified retrospective approach with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Group has performed a detailed assessment on the impact of the adoption of IFRS 15 and decided to adopt a full retrospective approach. The expected changes in accounting policies will not have any significant impact on the Group’s financial statements.

The Group has adopted IFRS 15 Revenue from Contracts with Customers from January 1, 2018 which resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with the transition provisions in IFRS 15, the Group has adopted the new rules retrospectively and has restated comparatives for the 2017 financial year. Contract liabilities has been presented in the balance sheet to reflect the terminology of IFRS 15, in relation to advance payment received from customers were previously included in trade and other payables (US$43.0 million as at January 1, 2018). Based on the assessment, the timing of revenue recognition on sale of goods is nearly unchanged.

Impact on the financial statements

The following tables show the adjustments as the impact of the adoption of IFRS 15 and IFRS 9 on the Group’s financial statements and also disclose the new accounting policies that have been applied from January 1, 2018, where they are different to those applied in prior periods.

The Group has adopted IFRS 15 retrospectively with restating comparatives for the 2016 and 2017 financial years.

(In USD’000)

		Impact on			Impact on
	12/31/16	IFRS 15	12/31/16	12/31/17	IFRS 15	12/31/17
Consolidated statement of financial position (extract)	As originally presented	Contract liabilities	Restated	As originally presented	Contract liabilities	Restated
Trade and other payables	940,553	(42,947)	897,606	1,050,460	(43,036)	1,007,424
Contract liabilities	—	42,947	42,947	—	43,036	43,036
	940,553	—	940,553	1,050,460	—	1,050,460

The Group has adopted IFRS 9 without restating comparative information as at December 31, 2017.

(In USD’000)

	12/31/17	Impact on IFRS 9						01/01/18
Consolidated statement of financial position (extract)	As originally presented	Cross currency swap contracts	Foreign currency forward contracts	Financial products sold by banks	3 months bank deposits	Equity securities	Contingent consideration	Restated
Non-current assets
Other assets	42,810	—	—	—	—	(24,844)	—	17,966
Financial assets at fair value through profit or loss	—	—	—	—	—	24,844	—	24,844
Derivative financial instruments	—	17,598	—	—	—	—	—	17,598
Other financial assets	17,598	(17,598)	—	—	—	—	—	—
Current assets
Financial assets at fair value through profit or loss	—	—	—	117,928	—	—	—	117,928
Financial assets at amortized cost	—	—	—	—	559,034	—	—	559,034
Derivative financial instruments	—	4,739	2,111	—	—	—	—	6,850
Other financial assets	683,812	(4,739)	(2,111)	(117,928)	(559,034)	—	—	—
	744,220	—	—	—	—	—	—	744,220
Non-current liabilities
Derivative financial instruments	—	1,919	—	—	—	—	—	1,919
Other financial liabilities	1,919	(1,919)	—	—	—	—	12,549	12,549
Other Liabilities	99,817	—	—	—	—	—	(12,549)	87,268
Current liabilities
Derivative financial instruments	—	742	2	—	—	—	—	744
Other financial liabilities	744	(742)	(2)	—	—	—	—	—
	102,480	—	—	—	—	—	—	102,480
Equity
Reserves	134,669	—	—	—	—	(16,535)	—	118,134
Retained earnings	187,008	—	—	—	—	16,535	—	203,543
	321,677	—	—	—	—	—	—	321,677

New or revised IFRSs in issue but not yet effective

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

New or revised IFRS	Effective date
IFRS 16 — Lease	On or after January 1, 2019
IFRS 17 - Insurance Contracts	On or after January 1, 2022
IFRIC 23 — Uncertainty over Income Tax Treatments	On or after January 1, 2019
Amendments to IFRS 9 — Prepayment Features with Negative Compensation	On or after January 1, 2019
Amendments to IAS 28 — Long-term Interests in Associates and Joint Ventures	On or after January 1, 2019
Amendments to IFRS 3 — Definition of Business	On or after January 1, 2020
Amendments to IAS 1 and IAS 8 — Definition of material	On or after January 1, 2020
Amendments to IAS 1 and IAS 8 — Definition of material	On or after January 1, 2019
Amendments to IFRS 10 and IAS 28 — Sale or contribution of assets between an investor and its association or joint venture	Not yet determined

The new IFRS 16 standard will result in almost all leases being recognized on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

The Group has set up a project team which has reviewed all of the Group’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases and sales and leaseback transaction.

As at the reporting date, the Group has lease expense of US$303.5 million on non-cancellable operating lease commitments (see note 41).

The Group expects to recognize right-of-use assets and lease liabilities of approximately US$279.7 million on January 1, 2019.

The Group will apply the standard from its mandatory adoption date of January 1, 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of- use assets for property leases will be measured on transition as if the new rules had always been applied. All other right-of-use assets will be measured at the amount of the lease liability on adoption.

There are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.